Financial and capital risk management - Cash flow hedge and Protection program for product prices and input costs (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($) oz T $ / T bbl	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) oz T $ / T bbl	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) oz T bbl
Derivative financial instruments.
Financial settlement inflows (outflows)	$ 60	$ (114)	$ (139)	$ 159
Forwards contract - Bunker Oil - bought
Derivative financial instruments.
Notional amount (bbl) | bbl	990		990		1,625
Average strike per barrel			23,302
Fair value of liabilities	$ 15		$ 15		$ 4
Financial settlement inflows (outflows)			3
Value at risk	$ 15		$ 15
Call options - Brent Crude Oil -bought
Derivative financial instruments.
Notional amount (bbl) | bbl	4,488,809		4,488,809		13,746,945
Average strike per barrel			55
Fair value of liabilities	$ 48		$ 48		$ 92
Financial settlement inflows (outflows)			119
Value at risk	7		7
Call options - Brent Crude Oil -bought | 2021+
Derivative financial instruments.
Fair value of assets	$ 48		$ 48
Put options - Brent Crude Oil - sold
Derivative financial instruments.
Notional amount (bbl) | bbl	4,488,809		4,488,809		13,746,945
Average strike per barrel			29
Fair value of liabilities					$ (12)
Call Options - Coal Revenue Hedging - Sold
Derivative financial instruments.
Notional amount (ton) | T	600,000		600,000
Average strike per ton			108
Fair value of assets	$ (10)		$ (10)
Financial settlement inflows (outflows)			(2)
Value at risk	3		3
Call Options - Coal Revenue Hedging - Sold | 2021
Derivative financial instruments.
Fair value of liabilities	$ (10)		$ (10)
Put Options - Coal Revenue Hedging - Bought
Derivative financial instruments.
Notional amount (ton) | T	390,000		390,000
Average strike per ton			105
Fair value of assets	$ (1)		$ (1)
Financial settlement inflows (outflows)			(1)
Value at risk	6		6
Put Options - Coal Revenue Hedging - Bought | 2021
Derivative financial instruments.
Fair value of liabilities	(1)		(1)
Coal Revenue Hedging Program
Derivative financial instruments.
Fair value of assets	(11)		(11)
Financial settlement inflows (outflows)			(3)
Value at risk	9		9
Coal Revenue Hedging Program | 2021
Derivative financial instruments.
Fair value of liabilities	$ (11)		$ (11)
Call options - Nickel Revenue Hedging - Sold
Derivative financial instruments.
Notional amount (ton) | T	35,120		35,120		58,620
Average strike per ton			17,618
Fair value of assets	$ (41)		$ (41)		$ (46)
Financial settlement inflows (outflows)			(9)
Value at risk	$ 10		$ 10
Call options - Nickel Revenue Hedging - Sold | Minimum
Derivative financial instruments.
Price ensure in sales volum program (in USD per ton) | $ / T	15,000		15,000
Call options - Nickel Revenue Hedging - Sold | Maximum
Derivative financial instruments.
Price ensure in sales volum program (in USD per ton) | $ / T	17,618		17,618
Call options - Nickel Revenue Hedging - Sold | 2021
Derivative financial instruments.
Fair value of liabilities	$ (41)		$ (41)
Put options - Nickel Revenue Hedging - Bought
Derivative financial instruments.
Notional amount (ton) | T	35,120		35,120		58,620
Average strike per ton			15,000
Fair value of assets	$ 3		$ 3		$ 28
Value at risk	1		1
Put options - Nickel Revenue Hedging - Bought | 2021
Derivative financial instruments.
Fair value of liabilities	3		3
Nickel Revenue Hedging Program
Derivative financial instruments.
Fair value of assets	(38)		(38)		$ (18)
Financial settlement inflows (outflows)			(9)
Value at risk	11		11
Nickel Revenue Hedging Program | 2021
Derivative financial instruments.
Fair value of liabilities	$ (38)		$ (38)
Call options - Palladium Revenue Hedging - Sold
Derivative financial instruments.
Notional amount (t oz) | oz	67,362		67,362		7,200
Average strike per ton			3,437
Fair value of assets	$ (11)		$ (11)		$ (1)
Value at risk	3		3
Call options - Palladium Revenue Hedging - Sold | 2021
Derivative financial instruments.
Fair value of liabilities	$ (11)		$ (11)
Put options - Palladium Revenue Hedging - Bought
Derivative financial instruments.
Notional amount (t oz) | oz	67,362		67,362		7,200
Average strike per ton			2,397
Fair value of assets	$ 14		$ 14
Value at risk	3		3
Put options - Palladium Revenue Hedging - Bought | 2021
Derivative financial instruments.
Fair value of liabilities	14		14
Palladium Revenue Hedging Program
Derivative financial instruments.
Fair value of assets	3		3		$ (1)
Value at risk	6		6
Palladium Revenue Hedging Program | 2021
Derivative financial instruments.
Fair value of liabilities	$ 3		$ 3